Trade receivables	12 Months Ended
Mar. 31, 2026
Trade Receivables [Abstract]
Trade receivables
9.
Trade receivables

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Trade receivables (refer Note 49)	26,415	25,303	270
Less: impairment allowances for expected credit losses	(2,147)	(1,209)	(13)
Total	24,268	24,094	257

Non-current	7,528	3,887	41
Current	16,740	20,207	215

Notes:

(i)
Trade receivables are principally non-interest bearing and are generally on terms of 7-90 days.
(ii)
Includes unbilled revenue of INR 6,882 (March 31, 2025: INR 6,983).
(iii)
Movement in the allowance for expected credit loss represents provision reversed/write back during the year ended March 31, 2026 of INR 938, net of provision created INR 269 (March 31, 2025 of INR 209, net of provision created INR 281).
(iv)
There is no material movement in trade receivables except for billing and collection.